INCOME TAX EXPENSE (Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Current tax	$ (322,832)	$ (578,902)	$ (671,016)
Recovery of income tax	0	13,429	0
Deferred tax	(256,830)	102,431	80,692
Recognition of previously unrecognized deferred tax assets	25,438	128,634	0
Recovery of income tax	0	0	16,596
Income tax expense	$ (554,224)	$ (334,408)	$ (573,728)